Taxes On Income (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Taxes On Income [Abstract]
Net operating losses carryforward	$ 27,606	$ 30,164
Acquired intangibles	275	1,573
Share based payments	7,655	7,037
Reserves, allowances and other	9,727	8,400
Deferred tax assets before valuation allowance	45,263	47,174
Valuation allowance	(14,667)	(19,987)
Deferred tax assets	30,596	27,187
Acquired intangibles	(68,795)	(39,742)
Deferred tax liabilities, net	(38,199)	(12,555)
Current deferred tax assets	15,564	10,405
Long-term deferred tax assets	4,615	5,066
Current deferred tax liabilities	(37)	(260)
Long-term deferred tax liabilities	(58,341)	(27,766)
Exercise of employee stock options	$ 9,600	$ 9,300